Investments (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Total	$ 85,817
Unrealized losses on securities in a continuous unrealized loss position
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	33.00%	43.00%
Number of individual securities comprising total gross unrealized losses	120	277
Total gross unrealized losses of twelve months or more for given concentrations	857
Total gross unrealized losses of twelve months or more for given concentrations (as a percent)	80.00%
Maximum
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	4.00%	9.00%
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	59,393	205,927
Fair value of securities in a continuous unrealized loss position, 12 months or more	26,424	73,099
Fair value of securities in a continuous unrealized loss position, Total	85,817	279,026
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1,236)	(10,099)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(1,883)	(9,491)
Unrealized losses on securities in a continuous unrealized loss position, Total	(3,119)	(19,590)
Fixed maturity securities | Foreign governments
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0	0
Fair value of securities in a continuous unrealized loss position, 12 months or more	6,248	6,300
Fair value of securities in a continuous unrealized loss position, Total	6,248	6,300
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0	0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(817)	(766)
Unrealized losses on securities in a continuous unrealized loss position, Total	(817)	(766)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	547	2,125
Fair value of securities in a continuous unrealized loss position, 12 months or more	0	163
Fair value of securities in a continuous unrealized loss position, Total	547	2,288
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1)	(125)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0	(14)
Unrealized losses on securities in a continuous unrealized loss position, Total	(1)	(139)
Fixed maturity securities | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	58,846	203,802
Fair value of securities in a continuous unrealized loss position, 12 months or more	20,176	66,636
Fair value of securities in a continuous unrealized loss position, Total	79,022	270,438
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1,235)	(9,974)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(1,066)	(8,711)
Unrealized losses on securities in a continuous unrealized loss position, Total	(2,301)	(18,685)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	4,086	8,297
Fair value of securities in a continuous unrealized loss position, 12 months or more	9,245	24,356
Fair value of securities in a continuous unrealized loss position, Total	13,331	32,653
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(41)	(1,675)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(734)	(6,305)
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (775)	(7,980)